Summary of Significant Accounting Policies (Details Narrative)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2015	Feb. 14, 2013	Jun. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) Integer	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Integer	Dec. 31, 2013 USD ($)
Unsecured consumer loan term						5 years		5 years
Credit facility				$ 0		$ 0		$ 2,230,000
Number of loan delinquent | Integer						98		49
Total delinquent loan balance				$ 448,939		$ 448,939		$ 200,596
Impaired loans charged off percentage				100.00%		100.00%		100.00%
Impaired Loans description						The Company assesses loans for impairment individually when a loan is 90 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company's charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances		The Company assesses loans for impairment individually when a loan is 90 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.
Accumulated amortization of loan								$ 127,704	$ 74,105
Advertising cost				$ 211,828	$ 142,787	$ 527,452	$ 288,539	$ 290,315	$ 77,380
Reverse split	100-for-1	effectuating a 1 for 6 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”)						The number of shares and per-share amounts have also been retroactively restated to reflect the 1-for-100 reverse stock split that took effect June 17, 2015.
Minimum [Member]
Unsecured consumer loan term						3 years		3 years
Maximum [Member]
Unsecured consumer loan term						5 years		5 years
Loan One [Member]
Unsecured consumer loans				5,000	2,000	$ 5,000	2,000
Loan Two [Member]
Unsecured consumer loans				10,000	3,000	10,000	3,000
Loan Three [Member]
Unsecured consumer loans					5,000		5,000
Loan Four [Member]
Unsecured consumer loans					$ 10,000		$ 10,000
Product Offering Loan [Member]
Unsecured consumer loans			$ 5,000
Unsecured consumer loan term			5 years
Mr. Amazing Loans [Member]
Unsecured consumer loans				$ 5,000		$ 5,000
Unsecured consumer loan term						5 years		5 years
Mr. Amazing Loans [Member] | Minimum [Member]
Unsecured consumer loans								$ 5,000
Mr. Amazing Loans [Member] | Maximum [Member]
Unsecured consumer loans								$ 10,000